Class A Common Stock Subject to Possible Redemption	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
BOWX ACQUISITION CORP [Member]
Schedule Of Shares Subject To Possible Redemption [Text Block]
Note 7 — Class A Common Stock Subject to Possible Redemption (restated)
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 87,500,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2020, there were 48,300,000 shares of Class A common stock outstanding, which were all subject to possible redemption and classified outside of permanent equity in the balance sheets.
The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

As of December 31, 2020
Gross proceeds received from Initial Public Offering	$483,000,000
Less:
Offering costs allocated to Class A common stock	(26,169,980)
Plus:
Accretion on Class A common stock to redemption value	26,169,980

Class A common stock subject to possible redemption	$483,000,000

Note 7 – Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 87,500,000 Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. Accordingly, as of September 30, 2021 and December 31, 2020, 48,300,000 shares of Class A common stock subject to possible redemption and presented as temporary equity, outside of the stockholders’ equity section of the accompanying condensed consolidated balance sheets.

The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheet is reconciled on the following table:

Gross proceeds received from Initial Public Offering and over-allotment	$483,000,000
Less:
Offering costs allocated to Class A common stock	(26,169,980)
Plus:
Accretion on Class A common stock to redemption value	26,169,980

Class A common stock subject to possible redemption	$483,000,000